Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Accounting Policies [Abstract]
Basis of Presentation

1. Basis of Presentation

Sprouts Farmers Market, Inc., a Delaware corporation, through its subsidiaries, operates as a specialty retailer of natural and organic food, offering a complete shopping experience that includes fresh produce, bulk foods, vitamins and supplements, grocery, meat and seafood, bakery, dairy, frozen foods, body care and natural household items catering to consumers’ growing interest in eating and living healthier. The “Company” is used to refer collectively to Sprouts Farmers Market, Inc. and its subsidiaries.

The accompanying unaudited consolidated financial statements include the accounts of the Company and its subsidiaries in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial statements and are in the form prescribed by the Securities and Exchange Commission in instructions to Form 10-Q and Rule 10-01 of Regulation S-X. In the opinion of management, the accompanying consolidated financial statements reflect all adjustments, consisting of normal recurring adjustments, considered necessary for a fair statement of the Company’s financial position, results of operations and cash flows for the periods indicated. All material intercompany accounts and transactions have been eliminated in consolidation. Interim results are not necessarily indicative of results for any other interim period or for a full fiscal year. The information included in these consolidated financial statements and notes thereto should be read in conjunction with Management’s Discussion and Analysis of Financial Condition and Results of Operations and the consolidated financial statements and notes thereto for the fiscal year ended December 30, 2012 included elsewhere in this prospectus.

On August 6, 2013, the Company completed its initial public offering (“IPO”) of 21,275,000 shares of common stock at a price of $18.00 per share. The Company sold 20,477,215 shares of common stock, and certain stockholders sold the remaining 797,785 shares. The Company received net proceeds from the IPO of $344.1 million, after deducting underwriting discounts and offering expenses. See Note 12, “Stockholders’ Equity” for more information.

The year-end balance sheet data was derived from audited financial statements, but does not include all disclosures required by GAAP.

The Company reports its results of operations on a 52- or 53-week fiscal calendar ending on the Sunday closest to December 31. Fiscal years 2012 and 2013 are 52-week years. The Company reports its results of operations on a 13-week quarter, except for 53-week fiscal years.

The Company has one reportable and one operating segment.

The Company’s business is subject to modest seasonality. Average weekly sales fluctuate throughout the year and are typically highest in the first half of the fiscal year. Produce, which contributed 26% of the Company’s net sales for the thirty-nine weeks ended September 29, 2013, is generally more available in the first six months of the fiscal year due to the timing of peak growing seasons.

All dollar amounts are in thousands, unless otherwise noted.

2. Basis of Presentation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All material intercompany accounts and transactions have been eliminated in consolidation.

The consolidated financial statements through April 17, 2011 include assets, liabilities, revenues and expenses directly attributable to the Henry’s operations and allocations of certain corporate expenses from S&F. These expenses were allocated to Henry’s on a basis that was considered to reflect fairly or reasonably the utilization of the services provided to, or the benefit obtained by, Henry’s. Historical financial statements do not reflect the debt or interest expense Henry’s might have incurred if it had been a stand-alone entity. As a result, the historical financial statements do not necessarily reflect what the financial position or results of operations would have been if Henry’s had been operated as a stand-alone entity during the periods presented, and may not be indicative of the Company’s future results of operations and financial position.

At April 18, 2011, certain assets and liabilities, including certain property and equipment, liabilities and deferred taxes, of Henry’s were contributed from S&F, which is reflected as a net contribution through equity, totaling $14.1 million.

The Company has one reportable and one operating segment. The Company’s Chief Executive Officer is the Chief Operating Decision Maker (“CODM”). The CODM bears ultimate responsibility for, and is actively engaged in, the allocation of resources and the evaluation of the Company’s operating and financial results.

The Company categorizes its products as perishable and non-perishable. Perishable product categories include produce, meat, seafood, deli and bakery. Non-perishable product categories include grocery, vitamins and supplements, bulk items, dairy and dairy alternatives, frozen foods, beer and wine, and natural health and body care. The following is a breakdown of the Company’s perishable and non-perishable sales mix:

	2010	2011	2012
Perishables	47.5%	49.2%	49.1%
Non-Perishables	52.5%	50.8%	50.9%

Certain prior year amounts have been revised. In 2012, the Company determined that general liability insurance should be presented as direct store expense rather than as cost of sales, buying and occupancy. The Company correctly classified $3.5 million and $1.0 million of general liability expense from cost of sales, buying and occupancy to direct store expenses in its 2011 and 2010 statements of operations, respectively.

All dollar amounts are in thousands, unless otherwise noted.